                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  SCHEDULE 13D

                   UNDER THE SECURITIES EXCHANGE ACT OF 1934
                              (AMENDMENT NO. 17)

                             VLSI TECHNOLOGY, INC.
                                (NAME OF ISSUER)

                                  COMMON STOCK
                         (TITLE OF CLASS OF SECURITIES)

                                  918270-10-9
                                 (CUSIP NUMBER)

                             F. THOMAS DUNLAP, JR.
                 VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
                               INTEL CORPORATION
                        2200 MISSION COLLEGE BOULEVARD
                             SANTA CLARA, CA 95052
                           TELEPHONE:  (408) 765-8080
                 (NAME, ADDRESS AND TELEPHONE NUMBER OF PERSON
               AUTHORIZED TO RECEIVE NOTICES AND COMMUNICATIONS)

                                MAY 23, 1995(1)
                        (DATE OF EVENT WHICH REQUIRES
                           FILING OF THIS STATEMENT)


If the filing person has previously filed a statement on Schedule 13G to report the acquisition which is the subject of this Schedule 13D, and is filing this schedule because of Rule 13d-1(b)(3) or (4), check the following box. [ ]

Check the following box if a fee is being paid with this statement.  [ ]

Note: Six copies of this statement, including all exhibits, should be filed with the Commission. See Rule 13d-1(a) for other parties to whom copies are to be sent.

The information required in the remainder of this cover page shall not be deemed to be "filed" for purpose of Section 18 of the Securities Exchange Act of 1934 ("Act") or otherwise subject to the liabilities of that section of the Act but shall be subject to all other provisions of the Act (however, see the Notes).
------------------
(1) This amendment is being made to file confirming documentation for transactions previoiusly reported.

                        (Continued on following pages)

                              Page 1 of 21 Pages

CUSIP No. 918270-10-9                   13D                 Page 2 of 21 Pages

______________________________________________________________________________

1.     NAME OF REPORTING PERSON                              Intel Corporation
       S.S. or I.R.S. IDENTIFICATION NO. OF ABOVE PERSON            94-1672743
______________________________________________________________________________

2.     CHECK THE APPROPRIATE BOX IF A MEMBER OF A GROUP               (a)  [ ]
                                                                      (b)  [ ]
______________________________________________________________________________

3.     SEC USE ONLY
______________________________________________________________________________

4.     SOURCE OF FUNDS                                         Working Capital
______________________________________________________________________________

5.     CHECK BOX IF DISCLOSURE OF LEGAL PROCEEDINGS IS
       REQUIRED PURSUANT TO ITEM 2(d) OR 2(e)                              [ ]
______________________________________________________________________________

6.     CITIZENSHIP OR PLACE OF ORGANIZATION                           Delaware
______________________________________________________________________________

   NUMBER OF            7.    SOLE VOTING POWER                      2,677,604
    SHARES                                                           (warrants)
 BENEFICIALLY           8.    SHARED VOTING POWER                          N/A
  OWNED BY
    EACH                9.    SOLE DISPOSITIVE POWER                 2,677,604
 REPORTING                                                           (warrants)
 PERSON WITH           10.    SHARED DISPOSITIVE POWER                     N/A
______________________________________________________________________________

11.     AGGREGATE AMOUNT BENEFICIALLY OWNED BY
        EACH REPORTING PERSON                                        2,677,604
                                                                     (warrants)
______________________________________________________________________________

12.     CHECK BOX IF THE AGGREGATE AMOUNT IN ROW (11)
        EXCLUDES CERTAIN SHARES                                            [ ]
______________________________________________________________________________
13.     PERCENT OF CLASS REPRESENTED
        BY AMOUNT IN ROW (11)                                               7%
______________________________________________________________________________

14.    TYPE OF REPORTING PERSON                                             CO
______________________________________________________________________________

CUSIP No. 918270-10-9                 13D                  Page 3 of 21 Pages

        Intel Corporation ("Intel" or the "Reporting Person") hereby amends its statement on Schedule 13D filed with the Securities and Exchange Commission on July 8, 1992 (the "Initial Statement") and previously amended on August 25, 1992, August 5, 1994, January 31, 1995, February 3, 1995, February 6, 1995,
February 14, 1995, February 17, 1995, March 2, 1995, March 9, 1995, March 13,
1995, March 20, 1995, April 12, 1995, April 14, 1995, April 18, 1995, April
28, 1995, and May 17, 1995, with respect to the common stock (the "Common Stock"), of VLSI Technology, Inc. ("VLSI" or the "Issuer").

Item 6. Contracts, Arrangements, Understandings or Relationships with Respect to Securities of the Issuer.

        Pursuant to Section 4 of the Stock and Warrant Purchase Agreement, dated August 25, 1992 (the "Agreement"), between Intel and VLSI, Intel is subject to certain standstill provisions and restrictions on transfer and voting with respect to its securities of VLSI. See the Agreement for a further description of these provisions.

        Between February 24, 1995 and April 17, 1995, Intel sold call options covering an aggregate of 2,677,604 shares of Common Stock. The strike prices of the call options range from $15.00 to $18.88 per share. All of the call options were sold in privately negotiated transactions. The call options can only be exercised on, and expire on, October 1, 1997.

        The call options, if exercised, will be settled in cash, and Intel will pay to the counterparties an amount equal to (a) the number of shares subject to the call option multiplied by (b) the positive amount, if any, determined by subtracting the call option strike price from the market price per share of the Common Stock on October 1, 1997 (the "Market Price"). No payment will be made under the call options if the Market Price is less than the strike price of the call options on the expiration date.

        Between March 7, 1995 and April 17, 1995, Intel purchased put options covering an aggregate of 2,677,604 shares of Common Stock. The strike prices of the put options range from $12.00 to $14.50 per share. All of the put options were purchased in privately negotiated transactions.

        On April 26, 1995, in a privately negotiated transaction, Intel sold previously purchased put options covering an aggregate of 1,535,000 shares with a strike price of $12.00 per share back to the counterparty, and purchased put options from the same counterparty covering an aggregate of 1,535,000 shares with a strike price of $15.00 per share.

        The put options can only be exercised on, and expire on, October 1, 1997. The put options, if exercised, will be settled in cash, and the counterparties will pay to Intel an amount equal to (a) the number of shares subject to the put option multiplied by (b) the positive amount, if any, determined by subtracting the Market Price from the put option strike price. No payment will be made under the put options if the Market Price is greater than the put option strike price on the expiration date.

        The call and put options do not permit or obligate either party to purchase or sell shares of the Common Stock upon their exercise. Intel entered into the call and put options to reduce the investment risk associated with its rights under its warrants to purchase 2,677,604 shares of the Common Stock. Intel intends to engage in additional hedging activity, which may include the sale of additional call options and the purchase of additional put options, in connection with hedging the investment risk associated with its rights under the warrants.

        Exhibit 3.1 discloses the identity of the counterparties to, and the terms of, the call and put options.

Item 7.  Material to be Filed as Exhibits.

          *Exhibit 1      Intel/VLSI Stock and Warrant Purchase Agreement

          *Exhibit 2      Intel/VLSI Joint Press Release Dated July 8, 1992

           Exhibit 3.1    Schedule of Call and Put Options

          *Exhibit 3.2.1  Schedule to International Swaps and Derivatives
                          Association ("ISDA") Form Master Agreement (1992 version) dated as of April 15, 1993 between Union Bank of Switzerland and Intel Corporation

          *Exhibit 3.2.2  Form of Confirmation between Union Bank of
                          Switzerland and Intel Corporation

           Exhibit 3.3.1 Schedule to ISDA Form Interest Rate and Currency Exchange Agreement (1987 version), dated as of February 8, 1993 between Swiss Bank Corporation and Intel Corporation

           Exhibit 3.3.2 Form of Confirmation between Swiss Bank Corporation and Intel Corporation

         **Exhibit 3.4    Agreements with Lehman Brothers Finance B.A.

          *Exhibit 4      Resolution Regarding Signature Authority
--------------------
*    Previously filed.
** Documentation confirming sales of these call options and purchases of these put options is pending and will be filed by amendment.

CUSIP No. 918270-10-9                   13D                 Page 4 of 21 Pages

                                   SIGNATURE

  After reasonable inquiry and to the best of my knowledge and belief, I certify that the information set forth in this statement is true, complete and correct.

Dated as of May 25, 1995.
                                            INTEL CORPORATION

                                            By    /s/  ARVIND SODHANI
                                                ------------------------------
                                                       Arvind Sodhani
                                                 Vice President and Treasurer